INTEREST-BEARING LOANS AND BORROWINGS - Short-term loans from banks (Details) ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
Short-term loans from banks
Short-term loans from banks	₫ 21,307,941	$ 892,815,763	₫ 6,268,276
Vietnam Prosperity Joint Stock Commercial Bank
Short-term loans from banks
Short-term loans from banks	8,357,347	350,177,952
Vietnam Technological and Commercial Joint Stock Bank
Short-term loans from banks
Short-term loans from banks	4,336,556	181,704,349
Saigon Hanoi Commercial Joint Stock Bank
Short-term loans from banks
Short-term loans from banks	1,999,554	83,782,536
Joint stock Commercial Bank for Investment and Development of Viet Nam - Ha Thanh Branch
Short-term loans from banks
Short-term loans from banks	1,495,421	62,659,055
Joint stock Commercial Bank for Investment and Development of Viet Nam - Quang Trung Branch
Short-term loans from banks
Short-term loans from banks	1,300,000	54,470,795
Westlake Flooring Company, LLC
Short-term loans from banks
Short-term loans from banks	824,671	34,554,219
Ho Chi Minh City Development Joint Stock Commercial Bank
Short-term loans from banks
Short-term loans from banks	₫ 2,994,392	$ 125,466,857